CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement
Depreciation	$ 103,261	$ 0
Filing and regulatory fees	271,405	204,967
Office and administration	598,300	230,577
Professional fees	371,168	150,210
Rent and utilities	0	120,178
Share-based payments	1,240,229	557,101
Shareholder communication and travel	778,266	306,227
Wages and benefits	1,807,788	1,175,802
CORPORATE EXPENSES	5,170,417	2,745,062
Foreign exchange loss	11,153	7,237
Interest income	(207,960)	(14,115)
Flow-through premium recovery	(897,283)	(128,367)
Unrealized gain on marketable securities	(367,440)	(576,460)
LOSS AND COMPREHENSIVE LOSS	$ 3,708,887	$ 2,033,357
Basic and diluted loss per share (in dollars per share)	$ 0.03	$ 0.02
Weighted average number of ordinary shares used in calculating basic earnings per share	144,266,435	114,929,140